G1 Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Employee Benefits Expenses [Abstract]
Summary of Amount Recognized in the Consolidated Balance Sheet

Amount recognized in the Consolidated balance sheet

Amount recognized in the Consolidated balance sheet
	Sweden	US	UK	Other	Total
2020
Defined benefit obligation (DBO)	56,138	17,921	15,788	18,341	108,188
Fair value of plan assets	26,967	17,327	17,326	11,991	73,611
Deficit/surplus (+/–)	29,171	594	(1,538)	6,350	34,577
Plans with net surplus, excluding asset ceiling 1)	—	92	2,090	594	2,776
Provision for post-employment benefits 2)	29,171	686	552	6,944	37,353

2019
Defined benefit obligation (DBO)	50,257	20,897	15,352	15,928	102,434
Fair value of plan assets	22,809	20,102	16,919	9,829	69,659
Deficit/surplus (+/–)	27,448	795	(1,567)	6,099	32,775
Plans with net surplus, excluding asset ceiling 1)	—	—	2,137	905	3,042
Provision for post-employment benefits 2)	27,448	795	570	7,004	35,817

1)

Plans with a net surplus, i.e., where plan assets exceed DBO, are reported as Other financial assets, non-current, see note F3 “Financial assets, non-current.”
The asset ceiling decreased during the year to SEK 518 (833) million. Asset ceiling at 2019 is not restated for the Provident Fund plan in India.

2)	Plans with net liabilities are reported in the balance sheet as Post-employment benefits, non-current.

Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans
Pension costs for defined contribution plans and defined benefit plans
	Sweden	US	UK	Other	Total
2020
Pension cost for defined contribution plans	963	415	136	664	2,178
Pension cost for defined benefit plans 1)	1,783	13	(4)	993	2,785
Total	2,746	428	132	1,657	4,963
Total pension cost expressed as a percentage of wages and salaries					8.1%

2019
Pension cost for defined contribution plans	953	456	132	1,193	2,734
Pension cost for defined benefit plans	1,704	(110)	(47)	889	2,436
Total	2,657	346	85	2,082	5,170
Total pension cost expressed as a percentage of wages and salaries					8.8%

2018
Pension cost for defined contribution plans	937	473	145	1,170	2,725
Pension cost for defined benefit plans	1,350	175	75	557	2,157
Total	2,287	648	220	1,727	4,882
Total pension cost expressed as a percentage of wages and salaries					9.2%

1)

The cost for the US plans included settlement gain of SEK 93 million. For the UK plans, negative cost was due to interest income of SEK 327 million exceeding interest cost of SEK 295 million during the year.

Summary of Change in the Net Defined Benefit Obligation

Change in the net defined benefit obligation

Change in the net defined benefit obligation
	Present value	Fair value of		Present value	Fair value of
	of obligation	plan assets	Total	of obligation	plan assets	Total
	20202)	2020	2020	20192)	2019	2019
Opening balance	102,434	(69,659)	32,775	90,320	(64,322)	25,998
Adjustment 1)	2,654	(2,776)	(122)	—	—	—
Opening balance adjusted	105,088	(72,435)	32,653	90,320	(62,322)	25,998
Included in the income statement 3)
Current service cost	2,424	—	2,424	1,977	—	1,977
Past service cost and gains and losses on settlements 4)	(76)	—	(76)	(266)	—	(266)
Interest cost/income (+/–)	1,759	(1,454)	305	2,577	(1,938)	639
Taxes and administrative expenses	—	29	29	—	49	49
Other	51	2	53	(1)	2	1
	4,158	(1,423)	2,735	4,287	(1,887)	2,400
Remeasurements
Return on plan assets excluding amounts in interest expense/income	—	(4,734)	(4,734)	—	(5,758)	(5,758)
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	10	—	10	(775)	—	(775)
Actuarial gains/losses (–/+) arising from changes in financial assumptions	9,247	—	9,247	12,443	—	12,443
Experience-based gains/losses (–/+)	320	—	320	(126)	—	(126)
	9,577	(4,734)	4,843	11,542	(5,758)	5,784
Other changes
Translation difference	(5,373)	5,249	(124)	2,079	(2,076)	3
Contributions and payments from:
Employers 5)	(1,921)	(3,612)	(5,533)	(1,183)	(321)	(1,504)
Plan participants	223	(223)	—	28	(26)	2
Payments from plans:
Benefit payments	(1,834)	1,834	—	(2,044)	2,044	—
Settlements	(1,745)	1,733	(12)	(2,722)	2,687	(35)
Business combinations and divestments	15	—	15	127	—	127
Closing balance	108,188	(73,611)	34,577	102,434	(69,659)	32,775

1)	Adjustment relates to an existing defined benefit plan in India (Provident Fund) previously accounted for as a defined contribution pension plan.
2)	The weighted average duration of DBO is 20.8 (21.1) years.
3)	Excludes the impact of the asset ceiling of SEK 50 million in 2020 and SEK 36 million in 2019.
4)	Settlement gain of SEK 93 (258) million is reported in Other financial expenses, see note F2 “Financial income and expenses.”
5)	The expected contribution to the plans is SEK 1.8 billion during 2021.

Summary of Present Value of the Defined Benefit Obligation
Present value of the defined benefit obligation
	Sweden	US	UK	Other	Total
2020
DBO, closing balance	56,138	17,921	15,788	18,341	108,188
Of which partially or fully funded	56,138	17,235	15,788	14,811	103,972
Of which unfunded	—	686	—	3,530	4,216

2019
DBO, closing balance	50,257	20,897	15,352	15,928	102,434
Of which partially or fully funded	50,257	20,138	15,352	12,211	97,958
Of which unfunded	—	759	—	3,717	4,476

Summary of Asset Allocation by Asset Type and Geography
Asset allocation by asset type and geography 1)
	Sweden	US	UK	Other	Total	Of which unquoted 2)
2020
Cash and cash equivalents	1,117	575	911	34	2,637	0%
Equity securities	5,635	655	3,469	2,235	11,994	18%
Debt securities	13,570	14,557	11,745	6,985	46,857	7%
Real estate	4,338	—	152	531	5,021	100%
Investment funds	2,153	1,495	274	419	4,341	50%
Assets held by insurance company	—	—	—	1,409	1,409	100%
Other	154	45	775	378	1,352	0%
Total	26,967	17,327	17,326	11,991	73,611
Of which real estate occupied by the Company	—	—	—	—	—
Of which securities issued by the Company	—	—	—	—	—

2019
Cash and cash equivalents	1,319	1,013	1,309	86	3,727	0%
Equity securities	3,784	773	3,368	2,422	10,347	15%
Debt securities	11,969	17,050	10,994	4,774	44,787	7%
Real estate	4,489	—	169	550	5,208	100%
Investment funds	1,248	1,261	296	242	3,047	65%
Assets held by insurance company	—	—	—	1,404	1,404	100%
Other	—	5	783	351	1,139	6%
Total	22,809	20,102	16,919	9,829	69,659
Of which real estate occupied by the Company	—	—	—	—	—
Of which securities issued by the Company	—	—	—	—	—

1)	Asset class is presented based on the underlying exposure of the investment. This includes direct investment in securities or investment through pooled funds that invests in an asset class.
2)	Unquoted refers to assets classified as fair value level 3.

Summary of Financial and Demographic Actuarial Assumptions
Financial and demographic actuarial assumptions		2020			2019
	Sweden	US	UK	Sweden	US	UK
Financial assumptions
Discount rate	0.5%	2.3%	1.5%	0.9%	3.2%	2.1%
Inflation rate	1.8%	2.5%	2.8%	1.8%	2.5%	3.0%
Salary increase rate	2.8%	3.5%	—	2.8%	3.5%	—
Demographic assumptions
Life expectancy after age 65 in years	23	23	23	22	23	23

Summary of Total Remeasurements in Other Comprehensive Income (Loss) Related to Post-Employment Benefits
Total remeasurements in Other comprehensive income (loss) related to post-employment beneﬁts
	2020	2019
Actuarial gains and losses (+/–)	(3,946)	(5,049)
The effect of asset ceiling	226	(398)
Swedish special payroll taxes	(898)	(735)
Total	(4,618)	(6,182)

Summary of Sensitivity Analysis of Significant Actuarial Assumptions
Sensitivity analysis of signiﬁcant actuarial assumptions		2020
Impact on the DBO of a change in assumptions	Sweden	US	UK
Financial assumptions
Discount rate -0.5%	7.2	1.1	2.0
Discount rate +0.5%	(6.3)	(1.0)	(1.7)
Inflation rate -0.5%	(6.3)	(0.0)	(1.4)
Inflation rate +0.5%	7.2	0.0	1.5
Salary increase rate -0,5%	(2.6)	(0.0)	—
Salary increase rate +0,5%	2.7	0.0	—
Demographic assumptions
Longevity - 1 year	(2.9)	(0.5)	(0.6)
Longevity + 1 year	2.9	0.5	0.6